Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Jun. 30, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years